RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Years ended December 31,	2019	2018
Salaries, incentives and short-term benefits	$5 , 553	$6,057
Unit-based compensation expense including fair value adjustments	3,980	2,380
	$9,533	$8,437